Fair Value, Assets and Liabilities, Changes in Value of Assets with Nonrecurring Fair Value Adjustment (Details) - Nonrecurring [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Loans held for sale	$ 12	$ 11	$ (18)
Loans	(1,014)	(498)	(505)
Nonmarketable equity securities	435	322	265
Premises and equipment	0	(170)	0
Other assets	(469)	(84)	(40)
Total	(1,073)	(419)	(298)
Total Commercial [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Loans	(754)	(291)	(221)
Mortgage servicing rights	(37)	0	0
Total Consumer [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Loans	$ (260)	$ (207)	$ (284)